Franklin Universal Trust
Statement of Investments (unaudited), May 31, 2020
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks 42.3%
Electric Utilities 24.0%
Alliant Energy Corp. ................................... United States 80,000 $ 3,948,800
American Electric Power Co., Inc. ......................... United States 65,000 5,541,250
Duke Energy Corp. .................................... United States 46,060 3,944,118
Edison International ................................... United States 36,000 2,091,960
Entergy Corp. ........................................ United States 30,000 3,054,600
Evergy , Inc. .......................................... United States 80,000 4,935,200
Exelon Corp. ......................................... United States 80,000 3,064,800
FirstEnergy Corp. ..................................... United States 40,000 1,690,400
NextEra Energy, Inc. ................................... United States 30,000 7,666,800
Pinnacle West Capital Corp. ............................. United States 30,000 2,337,000
PPL Corp. ........................................... United States 24,500 684,530
Southern Co. (The) .................................... United States 60,000 3,424,200
Xcel Energy, Inc. ...................................... United States 60,000 3,901,800
46,285,458
Energy Equipment & Services 0.1%
a
Birch Permian Holdings, Inc. ............................. United States 32,490 142,606
a
Weatherford International plc ............................. United States 16,874 33,748
176,354
Metals & Mining 0.9%
BHP Group plc, ADR ................................... Australia 25,185 992,289
Freeport-McMoRan, Inc. ................................ United States 80,380 729,047
South32 Ltd., ADR .................................... Australia 10,074 63,365
1,784,701
Multi-Utilities 16.6%
CenterPoint Energy, Inc. ................................ United States 122,800 2,183,384
CMS Energy Corp. .................................... United States 90,000 5,272,200
Consolidated Edison, Inc. ............................... United States 40,000 3,002,400
Dominion Energy, Inc. .................................. United States 67,200 5,712,672
DTE Energy Co. ...................................... United States 30,000 3,227,100
NiSource, Inc. ........................................ United States 60,000 1,429,800
Public Service Enterprise Group, Inc. ...................... United States 45,000 2,296,800
Sempra Energy ....................................... United States 45,000 5,683,950
WEC Energy Group, Inc. ................................ United States 35,000 3,210,550
32,018,856
Oil, Gas & Consumable Fuels 0.7%
Amplify Energy Corp. .................................. United States 245 270
a
Battalion Oil Corp. ..................................... United States 121 701
a
Chaparral Energy, Inc., A ................................ United States 5,868 2,926
a,b
Chaparral Energy, Inc., A, 144A ........................... United States 214 106
Enbridge, Inc. ........................................ Canada 39,360 1,277,232
a
Goodrich Petroleum Corp. ............................... United States 19,379 155,807
Riviera Resources, Inc. ................................. United States 5,042 9,529
1,446,571
Paper & Forest Products 0.0%
†
a
Verso Corp., A ........................................ United States 3,330 47,885
a
Total Common Stocks (Cost $38,942,445) ......................................
81,759,825
Preferred Stocks 0.6%
Electric Utilities 0.6%
SCE Trust II, 5.1% .................................... United States 50,000 1,205,500
Total Preferred Stocks (Cost $1,087,500) .......................................
1,205,500

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Warrants a Value
a a a a a a
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
c
Battalion Oil Corp. , A , 10/08/22 ........................... United States 583 $ 34
c
Battalion Oil Corp. , B , 10/08/22 ........................... United States 728 25
c
Battalion Oil Corp. , C , 10/08/22 ........................... United States 937 17
76
Paper & Forest Products 0.0%
†
Verso Corp. , 7/25/23 ................................... United States 350 455
Total Warrants (Cost $—) .....................................................
531
Principal
Amount
*
Corporate Bonds 79.7%
Aerospace & Defense 0.6%
b
BWX Technologies, Inc. , Senior Note , 144A , 5.375% , 7/15/26 ....
United States 600,000 618,864
b
Signature Aviation US Holdings, Inc. , Senior Note , 144A , 5.375% ,
5/01/26 ........................................... United States 500,000 476,048
1,094,912
Auto Components 1.9%
b
Adient US LLC , Senior Secured Note , 144A , 7% , 5/15/26 .......
United States 1,900,000 1,952,183
b
Allison Transmission, Inc. , Senior Bond , 144A , 4.75% , 10/01/27 ..
United States 600,000 584,136
Goodyear Tire & Rubber Co. (The) , Senior Note , 9.5% , 5/31/25 ...
United States 1,000,000 1,053,200
3,589,519
Banks 1.0%
d,e
JPMorgan Chase & Co. ,
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 900,000 910,624
V, Junior Sub. Bond, 4.753% to 7/01/20, FRN thereafter,
Perpetual ......................................... United States 1,100,000 937,206
1,847,830
Building Products 1.1%
b
Cornerstone Building Brands, Inc. , Senior Note , 144A , 8% , 4/15/26
United States 900,000 863,411
b
JELD-WEN, Inc. ,
Senior Bond, 144A, 4.875%, 12/15/27 .................... United States 300,000 282,318
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 300,000 285,343
Senior Secured Note, 144A, 6.25%, 5/15/25 ............... United States 300,000 310,500
b
Standard Industries, Inc. , Senior Bond , 144A , 5% , 2/15/27 .......
United States 300,000 309,742
2,051,314
Capital Markets 0.1%
b
MSCI, Inc. , Senior Note , 144A , 5.375% , 5/15/27 ..............
United States 200,000 215,581
Chemicals 1.7%
b
Element Solutions, Inc. , Senior Note , 144A , 5.875% , 12/01/25 ....
United States 600,000 618,255
b
Neon Holdings, Inc. , Senior Secured Note , 144A , 10.125% , 4/01/26
United States 1,500,000 1,448,198
b
Olin Corp. , Senior Note , 144A , 9.5% , 6/01/25 ................
United States 200,000 218,750
b
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A ,
7.25% , 4/01/25 ..................................... United States 600,000 547,869
b
TPC Group, Inc. , Senior Secured Note , 144A , 10.5% , 8/01/24 ....
United States 600,000 516,063
3,349,135
Commercial Services & Supplies 0.8%
b
Harsco Corp. , Senior Note , 144A , 5.75% , 7/31/27 .............
United States 1,500,000 1,472,768
Communications Equipment 0.9%
b
CommScope Technologies LLC , Senior Bond , 144A , 6% , 6/15/25 .
United States 1,700,000 1,658,086

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Construction & Engineering 1.0%
b
New Enterprise Stone & Lime Co., Inc. , Senior Secured Note , 144A ,
6.25% , 3/15/26 ..................................... United States 900,000 $ 876,204
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
6.625% , 8/15/25 ..................................... United States 1,100,000 1,049,010
1,925,214
Consumer Finance 2.4%
b
Avolon Holdings Funding Ltd. , Senior Note , 144A , 5.25% , 5/15/24 .
Ireland 500,000 422,718
b
FirstCash , Inc. , Senior Note , 144A , 5.375% , 6/01/24 ...........
United States 1,100,000 1,106,990
Navient Corp. ,
Senior Note, 6.625%, 7/26/21 .......................... United States 400,000 395,124
Senior Note, 6.5%, 6/15/22 ............................ United States 500,000 492,338
Senior Note, 7.25%, 9/25/23 ........................... United States 600,000 577,869
Springleaf Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 1,000,000 888,815
Senior Note, 6.625%, 1/15/28 .......................... United States 700,000 670,120
4,553,974
Containers & Packaging 5.3%
b
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 592,389
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 800,000 837,000
Crown Americas LLC / Crown Americas Capital Corp. VI , Senior
Note , 4.75% , 2/01/26 ................................. United States 700,000 729,883
b
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 1,800,000 1,625,607
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 500,000 507,500
b
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5%, 1/15/22 ........................ United States 162,000 163,575
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 500,000 520,053
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 500,000 527,500
b
Plastipak Holdings, Inc. , Senior Note , 144A , 6.25% , 10/15/25 ....
United States 1,700,000 1,577,812
b
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA ,
Senior Note, 144A, 7%, 7/15/24 ........................ United States 200,000 201,531
Senior Secured Note, 144A, 5.125%, 7/15/23 .............. United States 1,000,000 1,015,105
b
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 200,000 217,729
Senior Note, 144A, 4%, 12/01/27 ....................... United States 600,000 604,875
b
Trivium Packaging Finance BV , Senior Note , 144A , 8.5% , 8/15/27 .
Netherlands 1,000,000 1,057,315
10,177,874
Diversified Financial Services 0.6%
b
MPH Acquisition Holdings LLC , Senior Note , 144A , 7.125% , 6/01/24
United States 1,300,000 1,232,550
Diversified Telecommunication Services 4.4%
b
Altice France Holding SA , Senior Secured Note , 144A , 10.5% ,
5/15/27 ........................................... Luxembourg 2,000,000 2,224,999
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.75%, 2/15/26 ...................... United States 700,000 731,496
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 1,000,000 1,079,815
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 1,700,000 1,767,737
b
DKT Finance ApS , Senior Secured Note , 144A , 9.375% , 6/17/23 ..
Denmark 1,500,000 1,515,000
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A ,
5.5% , 8/15/26 ...................................... United Kingdom 200,000 209,081
b
Zayo Group Holdings, Inc. ,
Senior Note, 144A, 6.125%, 3/01/28 ..................... United States 500,000 494,923

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
Zayo Group Holdings, Inc., (continued)
Senior Secured Note, 144A, 4%, 3/01/27 .................. United States 500,000 $ 493,672
8,516,723
Electric Utilities 0.8%
b
Vistra Operations Co. LLC , Senior Note , 144A , 5.625% , 2/15/27 ..
United States 1,500,000 1,597,537
Electronic Equipment, Instruments & Components 0.7%
CDW LLC / CDW Finance Corp. ,
Senior Note, 4.125%, 5/01/25 .......................... United States 600,000 616,500
Senior Note, 5%, 9/01/25 ............................. United States 700,000 725,511
1,342,011
Energy Equipment & Services 1.2%
b
Archrock Partners LP / Archrock Partners Finance Corp. , Senior
Note , 144A , 6.25% , 4/01/28 ............................ United States 500,000 477,812
CSI Compressco LP / CSI Compressco Finance, Inc. ,
Senior Note, 7.25%, 8/15/22 ........................... United States 1,300,000 505,375
b
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 100,000 72,364
b
Nabors Industries Ltd. ,
Senior Note, 144A, 7.25%, 1/15/26 ...................... United States 600,000 343,875
Senior Note, 144A, 7.5%, 1/15/28 ....................... United States 400,000 221,250
Nabors Industries, Inc. , Senior Note , 5.75% , 2/01/25 ...........
United States 500,000 156,823
b
Weatherford International Ltd. , Senior Note , 144A , 11% , 12/01/24 .
United States 917,000 621,841
2,399,340
Entertainment 1.2%
b
Banijay Entertainment SASU , Senior Secured Note , 144A , 5.375% ,
3/01/25 ........................................... France 1,000,000 993,125
Netflix, Inc. ,
Senior Bond, 5.875%, 2/15/25 .......................... United States 800,000 898,252
b
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 300,000 308,625
b
WMG Acquisition Corp. , Senior Secured Note , 144A , 5% , 8/01/23 .
United States 200,000 202,729
2,402,731
Equity Real Estate Investment Trusts (REITs) 1.2%
b
HAT Holdings I LLC / HAT Holdings II LLC ,
Senior Note, 144A, 5.25%, 7/15/24 ...................... United States 800,000 812,084
Senior Note, 144A, 6%, 4/15/25 ........................ United States 600,000 621,000
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 300,000 308,371
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A , 3.75% ,
2/15/27 ........................................... United States 700,000 677,142
2,418,597
Food Products 2.6%
B&G Foods, Inc. , Senior Note , 5.25% , 4/01/25 ...............
United States 1,700,000 1,751,178
b
Kraft Heinz Foods Co. , Senior Bond , 144A , 4.25% , 3/01/31 ......
United States 800,000 853,069
b
Lamb Weston Holdings, Inc. , Senior Note , 144A , 4.625% , 11/01/24
United States 700,000 731,651
b
Post Holdings, Inc. ,
Senior Bond, 144A, 5%, 8/15/26 ........................ United States 800,000 821,852
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 300,000 314,944
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 500,000 494,688
4,967,382

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.0%
b
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A , 7.375% , 6/01/25 ...................... United States 300,000 $ —
Health Care Providers & Services 5.5%
Centene Corp. ,
b
Senior Note, 144A, 5.25%, 4/01/25 ...................... United States 1,100,000 1,137,466
b
Senior Note, 144A, 5.375%, 8/15/26 ..................... United States 500,000 530,550
Senior Note, 4.25%, 12/15/27 .......................... United States 300,000 314,080
Senior Note, 4.625%, 12/15/29 ......................... United States 200,000 216,230
Senior Note, 3.375%, 2/15/30 .......................... United States 100,000 100,857
CHS/Community Health Systems, Inc. ,
b
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 718,000 515,607
Senior Note, 6.875%, 2/01/22 .......................... United States 175,000 144,047
Senior Secured Note, 6.25%, 3/31/23 .................... United States 600,000 583,875
b
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 500,000 484,062
HCA, Inc. ,
Senior Bond, 5.875%, 2/15/26 .......................... United States 1,400,000 1,570,443
Senior Bond, 3.5%, 9/01/30 ............................ United States 1,200,000 1,183,305
b
MEDNAX, Inc. , Senior Note , 144A , 6.25% , 1/15/27 ............
United States 1,600,000 1,501,048
b,f
Polaris Intermediate Corp. , Senior Note , 144A , PIK, 8.5% , 12/01/22
United States 400,000 351,498
Tenet Healthcare Corp. ,
b
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 1,000,000 1,036,565
Senior Note, 8.125%, 4/01/22 .......................... United States 1,000,000 1,047,225
10,716,858
Hotels, Restaurants & Leisure 5.1%
b,g
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A , 8% , 6/01/22 .
United States 1,800,000 54,000
b
Boyd Gaming Corp. , Senior Note , 144A , 8.625% , 6/01/25 .......
United States 1,300,000 1,392,950
b
Boyne USA, Inc. , Secured Note , 144A , 7.25% , 5/01/25 .........
United States 1,500,000 1,591,717
b
Downstream Development Authority of the Quapaw Tribe of
Oklahoma , Senior Secured Note , 144A , 10.5% , 2/15/23 ....... United States 1,500,000 1,047,968
b
Golden Nugget, Inc. ,
Senior Note, 144A, 6.75%, 10/15/24 ..................... United States 700,000 567,430
Senior Note, 144A, 8.75%, 10/01/25 ..................... United States 600,000 397,869
b
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC ,
Senior Note, 144A, 5%, 6/01/24 ........................ United States 600,000 615,717
Senior Note, 144A, 5.25%, 6/01/26 ...................... United States 500,000 521,578
b
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A , 7% ,
7/01/25 ........................................... United States 400,000 427,000
b
Studio City Finance Ltd. , Senior Note , 144A , 7.25% , 2/11/24 .....
Macau 1,300,000 1,296,886
b
Vail Resorts, Inc. , Senior Note , 144A , 6.25% , 5/15/25 ..........
United States 700,000 738,500
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A , 7.75% , 4/15/25 ............................ United States 1,200,000 1,252,500
9,904,115
Household Durables 1.5%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 6.75%, 8/01/25 ...................... United States 1,500,000 1,385,467
Senior Note, 144A, 9.875%, 4/01/27 ..................... United States 400,000 411,076
b
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. ,
Senior Note , 144A , 5.625% , 3/01/24 ...................... United States 400,000 395,458
Toll Brothers Finance Corp. , Senior Bond , 5.625% , 1/15/24 ......
United States 700,000 744,552
2,936,553

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers 3.3%
Calpine Corp. , Senior Bond , 5.75% , 1/15/25 .................
United States 1,800,000 $ 1,846,125
Clearway Energy Operating LLC ,
Senior Note, 5.75%, 10/15/25 .......................... United States 400,000 426,834
Senior Note, 5%, 9/15/26 ............................. United States 700,000 718,242
b
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 600,000 620,439
b
InterGen NV , Senior Secured Bond , 144A , 7% , 6/30/23 .........
Netherlands 1,400,000 1,372,000
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 ..........
United States 2,100,000 1,425,155
6,408,795
Insurance 0.9%
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A , 6.75% , 10/15/27 ........................... United States 1,800,000 1,840,059
Interactive Media & Services 0.3%
b
Match Group, Inc. , Senior Note , 144A , 4.625% , 6/01/28 .........
United States 500,000 516,250
IT Services 1.3%
b
Presidio Holdings, Inc. , Senior Note , 144A , 8.25% , 2/01/28 ......
United States 900,000 891,562
b
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. , Senior
Note , 144A , 6.75% , 6/01/25 ............................ United States 1,600,000 1,596,984
2,488,546
Machinery 1.8%
b
Manitowoc Co., Inc. (The) , Secured Note , 144A , 9% , 4/01/26 ....
United States 1,000,000 942,965
b
Maxim Crane Works Holdings Capital LLC , Secured Note , 144A ,
10.125% , 8/01/24 .................................... United States 300,000 293,282
b
Navistar International Corp. , Senior Secured Note , 144A , 9.5% ,
5/01/25 ........................................... United States 600,000 648,000
Tennant Co. , Senior Note , 5.625% , 5/01/25 ..................
United States 1,600,000 1,609,832
3,494,079
Media 7.5%
Clear Channel Worldwide Holdings, Inc. ,
Senior Note, 9.25%, 2/15/24 ........................... United States 510,000 465,225
b
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 1,000,000 1,002,315
CSC Holdings LLC ,
Senior Bond, 6.75%, 11/15/21 .......................... United States 700,000 739,441
Senior Bond, 5.25%, 6/01/24 ........................... United States 700,000 740,113
b
Senior Bond, 144A, 5.5%, 4/15/27 ....................... United States 500,000 529,908
b
Senior Note, 144A, 5.5%, 5/15/26 ....................... United States 1,200,000 1,257,126
b
Senior Note, 144A, 7.5%, 4/01/28 ....................... United States 300,000 333,122
b
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 700,000 422,810
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 600,000 478,404
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 700,000 720,961
Senior Note, 7.75%, 7/01/26 ........................... United States 1,100,000 1,143,797
b
Gray Television, Inc. , Senior Note , 144A , 7% , 5/15/27 ..........
United States 500,000 529,282
b
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A ,
6.75% , 10/15/27 ..................................... United States 900,000 938,417
b
Nexstar Broadcasting, Inc. ,
Senior Note, 144A, 5.625%, 8/01/24 ..................... United States 900,000 920,344
Senior Note, 144A, 5.625%, 7/15/27 ..................... United States 1,000,000 1,027,315
b
Scripps Escrow, Inc. , Senior Note , 144A , 5.875% , 7/15/27 .......
United States 600,000 571,389
b
Sirius XM Radio, Inc. ,
Senior Bond, 144A, 5.375%, 4/15/25 ..................... United States 700,000 720,115
Senior Note, 144A, 4.625%, 7/15/24 ..................... United States 600,000 615,903

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Univision Communications, Inc. , Senior Secured Note , 144A , 9.5% ,
5/01/25 ........................................... United States 1,200,000 $ 1,290,000
14,445,987
Metals & Mining 2.8%
b
Cleveland-Cliffs, Inc. ,
Senior Secured Note, 144A, 9.875%, 10/17/25 ............. United States 400,000 418,000
Senior Secured Note, 144A, 6.75%, 3/15/26 ............... United States 900,000 821,111
b
FMG Resources August 2006 Pty. Ltd. , Senior Note , 144A , 4.75% ,
5/15/22 ........................................... Australia 800,000 814,220
b
Kaiser Aluminum Corp. ,
Senior Note, 144A, 6.5%, 5/01/25 ....................... United States 100,000 103,000
Senior Note, 144A, 4.625%, 3/01/28 ..................... United States 500,000 473,658
b
Novelis Corp. , Senior Bond , 144A , 5.875% , 9/30/26 ...........
United States 500,000 513,547
Steel Dynamics, Inc. , Senior Note , 5.5% , 10/01/24 ............
United States 900,000 923,733
b
SunCoke Energy Partners LP / SunCoke Energy Partners Finance
Corp. , Senior Note , 144A , 7.5% , 6/15/25 .................. United States 1,700,000 1,293,215
5,360,484
Oil, Gas & Consumable Fuels 7.2%
b
Aker BP ASA ,
Senior Note, 144A, 4.75%, 6/15/24 ...................... Norway 500,000 500,935
Senior Note, 144A, 5.875%, 3/31/25 ..................... Norway 500,000 500,850
California Resources Corp. ,
Senior Note, 5.5%, 9/15/21 ............................ United States 10,000 142
Senior Note, 6%, 11/15/24 ............................. United States 15,000 432
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 7.75% , 4/15/23 ........................... United States 800,000 712,916
Cheniere Corpus Christi Holdings LLC ,
Senior Secured Note, 7%, 6/30/24 ....................... United States 600,000 668,278
Senior Secured Note, 5.875%, 3/31/25 ................... United States 1,000,000 1,103,056
Cheniere Energy Partners LP ,
b
Senior Bond, 144A, 4.5%, 10/01/29 ...................... United States 1,200,000 1,175,778
Senior Note, 5.625%, 10/01/26 ......................... United States 700,000 714,098
Senior Secured Note, 5.25%, 10/01/25 ................... United States 1,200,000 1,215,732
Chesapeake Energy Corp. , Senior Note , 7.5% , 10/01/26 ........
United States 1,500,000 37,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 6.25%, 4/01/23 ........................... United States 500,000 477,553
Senior Note, 5.75%, 4/01/25 ........................... United States 800,000 746,492
b
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A , 5.75% , 1/30/28 ................................. United States 1,000,000 978,565
b,f,h
EnQuest plc , Senior Note , 144A , Reg S, PIK, 7% , 4/15/22 .......
United Kingdom 609,269 332,173
HighPoint Operating Corp. , Senior Note , 8.75% , 6/15/25 ........
United States 1,253,000 313,250
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Senior Note , 7.25% , 2/15/21 ........................... United States 900,000 529,943
b,c,f
Murray Energy Corp. , Secured Note , 144A , PIK, 12% , 4/15/24 ...
United States 757,734 955
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 700,000 505,750
e
Senior Note, FRN, 1.842%, (US0003M + 1.45%), 8/15/22 ..... United States 400,000 350,145
Senior Note, 2.9%, 8/15/24 ............................ United States 200,000 160,000
QEP Resources, Inc. , Senior Bond , 5.375% , 10/01/22 ..........
United States 700,000 401,251
b
Seven Generations Energy Ltd. , Senior Note , 144A , 5.375% , 9/30/25
Canada 800,000 —
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 4.875%, 1/15/23 .......................... United States 700,000 712,834
Senior Note, 6%, 4/15/27 ............................. United States 1,000,000 1,029,385

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Viper Energy Partners LP , Senior Note , 144A , 5.375% , 11/01/27 ..
United States 400,000 $ 397,926
WPX Energy, Inc. , Senior Bond , 4.5% , 1/15/30 ...............
United States 400,000 367,374
13,933,313
Personal Products 0.6%
b
Prestige Brands, Inc. ,
Senior Note, 144A, 6.375%, 3/01/24 ..................... United States 900,000 928,219
Senior Note, 144A, 5.125%, 1/15/28 ..................... United States 300,000 305,438
1,233,657
Pharmaceuticals 2.3%
b
Bausch Health Americas, Inc. , Senior Note , 144A , 9.25% , 4/01/26 .
United States 1,400,000 1,557,759
b
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 400,000 406,958
Senior Secured Note, 144A, 7%, 3/15/24 .................. United States 200,000 207,479
b
Catalent Pharma Solutions, Inc. , Senior Note , 144A , 4.875% ,
1/15/26 ........................................... United States 700,000 718,242
b
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Senior Bond, 144A, 6%, 2/01/25 ........................ United States 600,000 443,106
Senior Note, 144A, 6%, 7/15/23 ........................ United States 819,000 640,364
b
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 144A ,
7.125% , 1/31/25 ..................................... Israel 500,000 537,552
4,511,460
Professional Services 0.4%
b
Jaguar Holding Co. II / PPD Development LP , Senior Note , 144A ,
6.375% , 8/01/23 ..................................... United States 700,000 723,608
Real Estate Management & Development 0.5%
b
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A , 7.875% , 11/15/25 ............................... United States 1,000,000 983,115
Road & Rail 0.6%
b
DAE Funding LLC ,
Senior Note, 144A, 4.5%, 8/01/22 ....................... United Arab
Emirates 700,000 628,512
Senior Note, 144A, 5%, 8/01/24 ........................ United Arab
Emirates 700,000 587,570
1,216,082
Semiconductors & Semiconductor Equipment 0.5%
b
Amkor Technology, Inc. , Senior Note , 144A , 6.625% , 9/15/27 .....
United States 1,000,000 1,059,815
Software 1.3%
b
Blackboard, Inc. , Secured Note , 144A , 10.375% , 11/15/24 .......
United States 1,600,000 1,525,000
b
Camelot Finance SA , Senior Secured Note , 144A , 4.5% , 11/01/26 .
United States 900,000 906,336
2,431,336
Specialty Retail 1.0%
b
Lithia Motors, Inc. , Senior Note , 144A , 4.625% , 12/15/27 ........
United States 400,000 387,250
Murphy Oil USA, Inc. , Senior Bond , 4.75% , 9/15/29 ............
United States 1,200,000 1,236,018
b
Party City Holdings, Inc. , Senior Note , 144A , 6.625% , 8/01/26 ....
United States 1,700,000 278,375
1,901,643
Technology Hardware, Storage & Peripherals 0.2%
b
Dell International LLC / EMC Corp. ,
Senior Note, 144A, 5.875%, 6/15/21 ..................... United States 132,000 132,246

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
b
Dell International LLC / EMC Corp., (continued)
Senior Note, 144A, 7.125%, 6/15/24 ..................... United States 200,000 $ 207,937
340,183
Textiles, Apparel & Luxury Goods 0.5%
b
Hanesbrands, Inc. , Senior Note , 144A , 4.625% , 5/15/24 ........
United States 1,000,000 1,020,105
Thrifts & Mortgage Finance 0.5%
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 900,000 918,450
Trading Companies & Distributors 1.5%
b
Beacon Roofing Supply, Inc. , Senior Note , 144A , 4.875% , 11/01/25
United States 1,000,000 947,305
H&E Equipment Services, Inc. , Senior Note , 5.625% , 9/01/25 ....
United States 800,000 783,916
b
HD Supply, Inc. , Senior Note , 144A , 5.375% , 10/15/26 .........
United States 600,000 622,743
United Rentals North America, Inc. , Senior Bond , 5.25% , 1/15/30 .
United States 500,000 522,408
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 500,000 —
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 400,000 —
2,876,372
Wireless Telecommunication Services 3.1%
b,g
Digicel Group One Ltd. , Senior Secured Note , 144A , 8.25% ,
12/30/22 .......................................... Bermuda 463,000 303,265
b,g
Digicel Group Two Ltd. , Senior Note , 144A , 8.25% , 9/30/22 ......
Bermuda 437,000 24,035
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 1,300,000 1,361,113
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 1,200,000 1,365,126
Senior Note, 7.125%, 6/15/24 .......................... United States 500,000 568,202
Senior Note, 7.625%, 2/15/25 .......................... United States 100,000 116,937
Senior Note, 7.625%, 3/01/26 .......................... United States 500,000 598,658
T-Mobile USA, Inc. ,
Senior Bond, 6.5%, 1/15/24 ............................ United States 200,000 205,081
Senior Bond, 6.375%, 3/01/25 .......................... United States 500,000 516,958
Senior Bond, 4.75%, 2/01/28 ........................... United States 600,000 638,895
Senior Note, 6%, 4/15/24 ............................. United States 200,000 203,977
5,902,247
Total Corporate Bonds (Cost $167,512,810) .....................................
153,976,190
Marketplace Loans 2.4%
Diversified Financial Services 2.4%
c
Lending Club - LCX, 13.08% - 25.65%, 8/26/22 - 2/07/25 ........
United States 331,742 309,546
c
Lending Club, 10.33% - 25.65%, 6/14/22 - 3/19/25 ............
United States 4,666,908 4,238,130
c
Upgrade, 16.89% - 30.17%, 11/14/22 - 2/25/25 ...............
United States 148,492 140,973
4,688,649
a a a a a a
Total Marketplace Loans (Cost $5,147,142) .....................................
4,688,649
Asset-Backed Securities 5.0%
Diversified Financial Services 5.0%
b,e
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
i
2019-S3, PT, 144A, FRN, 11.277%, 6/15/44 ................ United States 225,660 179,078
i
2019-26, PT, 144A, FRN, 16.395%, 8/15/44 ................ United States 817,495 658,999
i
2019-31, PT, 144A, FRN, 15.365%, 9/15/44 ................ United States 750,624 601,741
i
2019-S6, PT, 144A, FRN, 9.797%, 10/17/44 ................ United States 694,487 569,839
2019-37, PT, 144A, 15.936%, 10/17/44 ................... United States 793,889 654,229
i
2019-42, PT, 144A, FRN, 15.058%, 11/15/44 ............... United States 753,743 605,701

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 18 .
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
b,e
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
i
2019-S7, PT, 144A, FRN, 9.341%, 12/15/44 ................ United States 602,908 $ 494,056
i
2019-S8, PT, 144A, FRN, 8.851%, 1/15/45 ................. United States 689,339 568,748
i
2019-51, PT, 144A, FRN, 14.137%, 1/15/45 ................ United States 919,619 769,609
i
2019-52, PT, 144A, FRN, 14.65%, 1/15/45 ................. United States 768,786 651,906
i
2020-2, PT, 144A, FRN, 14.89%, 3/15/45 .................. United States 744,305 636,065
i
2020-7, PT, 144A, FRN, 15.84%, 4/17/45 .................. United States 444,274 384,697
b,e,i
Consumer Loan Underlying Bond Credit Trust ,
2019-S4, PT, 144A, FRN, 9.569%, 8/15/44 ................. United States 742,109 598,657
2019-S5, PT, 144A, FRN, 10.84%, 9/15/44 ................. United States 723,706 591,135
b
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, 8.796%, 3/15/26 ..................... United States 478,241 464,834
2020-PT2, A, 144A, 9.444%, 4/15/26 ..................... United States 533,718 524,948
i
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 99,496 102,177
b
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A , 7.727% ,
2/15/26 ........................................... United States 534,657 502,519
9,558,938
a a a a a a
Total Asset-Backed Securities (Cost $10,951,585) ...............................
9,558,938
Shares
Escrows and Litigation Trusts 0.0%
†
a,c
Vistra Energy Corp., Escrow Account ...................... United States 700,000 1,400
Total Escrows and Litigation Trusts (Cost $18,346) ..............................
1,400
Total Long Term Investments (Cost $223,659,828) ...............................
251,191,033
a
Short Term Investments 3.0%
a a
Country Shares
a
Value
a
Money Market Funds 3.0%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 5,866,911 5,866,911
Total Money Market Funds (Cost $5,866,911) ...................................
5,866,911
Total Short Term Investments (Cost $5,866,911 ) .................................
5,866,911
a
Total Investments (Cost $229,526,739) 133.0% ..................................
$257,057,944
Notes Payable (33.6)% .......................................................
(64,923,032)
Other Assets, less Liabilities 0.6% .............................................
1,134,974
Net Assets 100.0% ...........................................................
$193,269,886
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At May 31, 2020, the aggregate value of these securities was $115,123,093, representing 59.6% of net assets.
c
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
d
Perpetual security with no stated maturity date.

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

e
The coupon rate shown represents the rate at period end.
f
Income may be received in additional securities and/or cash.
g
Defaulted security or security for which income has been deemed uncollectible.
h
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2020, the aggregate value of this security was $332,173, representing 0.2% of net assets.
i
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
j
See Note 4 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

1. Organization
Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Senior Fixed Rate Notes issued by the Fund are carried at cost. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s
administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The
Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund's procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2020, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ........... $4,760,505 $51,507,412 $(50,401,006) $ — $ — $ 5,866,911 5,866,911 $ 22,703
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ........... $— $1,732,000 $(1,732,000) $ — $ — $ — $ 617
Total Affiliated Securities ...... $4,760,505 $53,239,412 $(52,133,006) $— $— $5,866,911 $23,320
2. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
5. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2020, in valuing the Fund’s assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ $ 46,285,458 $ — $ — $ 46,285,458
Energy Equipment & Services ............. 33,748 142,606 — 176,354
Metals & Mining ....................... 1,784,701 — — 1,784,701
Multi-Utilities .......................... 32,018,856 — — 32,018,856
Oil, Gas & Consumable Fuels ............. 1,446,571 — — 1,446,571
Paper & Forest Products ................. 47,885 — — 47,885
Preferred Stocks ........................ 1,205,500 — — 1,205,500
Warrants :
Oil, Gas & Consumable Fuels ............. — — 76 76
Paper & Forest Products ................. 455 — — 455
Corporate Bonds :
Aerospace & Defense ................... — 1,094,912 — 1,094,912
Auto Components ...................... — 3,589,519 — 3,589,519
Banks ............................... — 1,847,830 — 1,847,830
Building Products ...................... — 2,051,314 — 2,051,314
Capital Markets ........................ — 215,581 — 215,581
Chemicals ........................... — 3,349,135 — 3,349,135
Commercial Services & Supplies ........... — 1,472,768 — 1,472,768
Communications Equipment .............. — 1,658,086 — 1,658,086
Construction & Engineering ............... — 1,925,214 — 1,925,214
Consumer Finance ..................... — 4,553,974 — 4,553,974
Containers & Packaging ................. — 10,177,874 — 10,177,874
Diversified Financial Services ............. — 1,232,550 — 1,232,550
Diversified Telecommunication Services ..... — 8,516,723 — 8,516,723
Electric Utilities ........................ — 1,597,537 — 1,597,537
Electronic Equipment, Instruments &
Components ........................ — 1,342,011 — 1,342,011
Energy Equipment & Services ............. — 2,399,340 — 2,399,340
Entertainment ......................... — 2,402,731 — 2,402,731
Equity Real Estate Investment Trusts (REITs) . — 2,418,597 — 2,418,597
Food Products ........................ — 4,967,382 — 4,967,382
Health Care Providers & Services .......... — 10,716,858 — 10,716,858
Hotels, Restaurants & Leisure ............. — 9,904,115 — 9,904,115
Household Durables .................... — 2,936,553 — 2,936,553
Independent Power and Renewable Electricity
Producers .......................... — 6,408,795 — 6,408,795
Insurance ............................ — 1,840,059 — 1,840,059
Interactive Media & Services .............. — 516,250 — 516,250
IT Services ........................... — 2,488,546 — 2,488,546
Machinery ............................ — 3,494,079 — 3,494,079
Media ............................... — 14,445,987 — 14,445,987
Metals & Mining ....................... — 5,360,484 — 5,360,484
Oil, Gas & Consumable Fuels ............. — 13,932,358 955 13,933,313
Personal Products ..................... — 1,233,657 — 1,233,657
Pharmaceuticals ....................... — 4,511,460 — 4,511,460
Professional Services ................... — 723,608 — 723,608
Real Estate Management & Development .... — 983,115 — 983,115
Road & Rail .......................... — 1,216,082 — 1,216,082
Semiconductors & Semiconductor Equipment . — 1,059,815 — 1,059,815
5. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At May 31, 2020, the reconciliation is as follows:
6
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of May 31, 2020, are as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets:
Corporate Bonds:
Software ............................. $ — $ 2,431,336 $ — $ 2,431,336
Specialty Retail ........................ — 1,901,643 — 1,901,643
Technology Hardware, Storage & Peripherals . — 340,183 — 340,183
Textiles, Apparel & Luxury Goods .......... — 1,020,105 — 1,020,105
Thrifts & Mortgage Finance ............... — 918,450 — 918,450
Trading Companies & Distributors .......... — 2,876,372 — 2,876,372
Wireless Telecommunication Services ....... — 5,902,247 — 5,902,247
Marketplace Loans ...................... — — 4,688,649 4,688,649
Asset-Backed Securities .................. — 9,558,938 — 9,558,938
Escrows and Litigation Trusts ............... — — 1,400 1,400
Short Term Investments ................... 5,866,911 — — 5,866,911
Total Investments in Securities ........... $88,690,085 $163,676,779 $4,691,080 $257,057,944
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Warrants :
Oil, Gas &
Consumable
Fuels ..... $ 12 $ — $ — $ 3,796 $ — $ — $ — $ (3,732) $ 76 $ (3,732)
Corporate Bonds :
Oil, Gas &
Consumable
Fuels ..... — — — 955 — — — — 955 —
Marketplace Loans :
Diversified
Financial
Services ... 1,529,798 3,695,689 — — — — (78,344) (458,494) 4,688,649 (445,192)
Escrows and
Litigation Trusts —
c
— — 1,400 — — — — 1,400 —
Total Investments in
Securities ......... $1,529,810 $3,695,689 $— $6,151 $— — (78,344) (462,226) $4,691,080 (448,924)
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
5. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount/Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Universal Trust
Assets:
Investments in Securities:
Marketplace Loans:
Lending Club
.............
$4,238,130 Discounted cash flow Loss-adjusted
discount rate
7.5% Decrease
c
Projected loss rate 12.2% Decrease
c
Lending Club LCX
.........
309,546 Discounted cash flow Loss-adjusted
discount rate
8.8% Decrease
c
Projected loss rate 21.6% Decrease
c
Upgrade
................
140,973 Discounted cash flow Loss-adjusted
discount rate
15.5% Decrease
c
Projected loss rate 20.5% Decrease
c
All Other
(
d
)
..................
2,431
Total
.............
$4,691,080
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
5. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
ADR American Depositary Receipt
FRN Floating Rate Note
LIBOR London InterBank Offered Rate
PIK Payment-In-Kind
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.